THE SARATOGA ADVANTAGE TRUST

James Alpha Macro Portfolio CLASS I SHARES (Ticker: GRRIX) CLASS A SHARES (Ticker: GRRAX) CLASS C SHARES (Ticker: GRRCX)

Incorporated herein by reference is the definitive version of the Prospectus supplement for the above-referenced Portfolio filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on December 27, 2019 (SEC Accession No. 0001580642-19-005709).